Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expenses and Other Current Assets
NOTE 5	Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets as of December 31 are summarized as follows:

(in thousands)	2013	2012
Prepaid expenses	$42,341	24,615
Supplies inventory	12,927	8,881
Other	41,427	36,710

Total	$96,695	70,206